Note 7 - Other Assets - Schedule of Other Assets (Details) - CAD ($) $ in Thousands	Oct. 31, 2022	Oct. 31, 2021
Statement Line Items [Line Items]
Accounts receivable	$ 3,774	$ 2,643
Prepaid expenses and other (note 7a)	16,391	12,699
Property and equipment (note 8)	6,868	7,075
Right-of-use assets	4,122	4,817
Deferred income tax asset (note 14)	2,128	2,931
Investment (note 7b)	953	953
Goodwill (note 7c)	5,754	5,754
Intangible assets	3,185	3,641
Other assets	$ 43,175	$ 40,513